Short-Term Investments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Short-Term Investments	NOTE 12: SHORT-TERM INVESTMENT Given the level of market interest rates for corporate deposits of short-term maturities, the Group has not invested in short-term deposits over the years 2021 and 2020.